Credit risk management - Credit risk by industry (Details) - Credit risk - AUD ($) $ in Millions	Sep. 30, 2022	Sep. 30, 2021
Credit risk management
Loans	$ 743,853	$ 714,373
Total all other on balance sheet	258,808	206,514
Undrawn credit commitments	200,099	200,091
Total gross credit risk	1,202,760	1,120,978
Australia
Credit risk management
Loans	650,850	618,794
Total all other on balance sheet	204,448	164,703
Undrawn credit commitments	165,468	164,847
Total gross credit risk	1,020,766	948,344
New Zealand
Credit risk management
Loans	86,124	89,247
Total all other on balance sheet	26,774	22,204
Undrawn credit commitments	23,642	25,819
Total gross credit risk	136,540	137,270
Other overseas
Credit risk management
Loans	6,879	6,332
Total all other on balance sheet	27,586	19,607
Undrawn credit commitments	10,989	9,425
Total gross credit risk	45,454	35,364
Accommodation, cafes and restaurants | Australia
Credit risk management
Loans	7,984	7,658
Total all other on balance sheet	12	13
Undrawn credit commitments	1,682	1,294
Total gross credit risk	9,678	8,965
Accommodation, cafes and restaurants | New Zealand
Credit risk management
Loans	309	389
Total all other on balance sheet	1	1
Undrawn credit commitments	79	49
Total gross credit risk	389	439
Accommodation, cafes and restaurants | Other overseas
Credit risk management
Loans	116	116
Undrawn credit commitments	10	9
Total gross credit risk	126	125
Agriculture, forestry and fishing | Australia
Credit risk management
Loans	11,291	10,501
Total all other on balance sheet	62	32
Undrawn credit commitments	2,661	2,367
Total gross credit risk	14,014	12,900
Agriculture, forestry and fishing | New Zealand
Credit risk management
Loans	8,555	9,371
Total all other on balance sheet	25	29
Undrawn credit commitments	614	724
Total gross credit risk	9,194	10,124
Agriculture, forestry and fishing | Other overseas
Credit risk management
Loans	1	10
Undrawn credit commitments	1	2
Total gross credit risk	2	12
Construction | Australia
Credit risk management
Loans	6,608	6,214
Total all other on balance sheet	82	16
Undrawn credit commitments	3,830	3,718
Total gross credit risk	10,520	9,948
Construction | New Zealand
Credit risk management
Loans	423	438
Total all other on balance sheet	1	2
Undrawn credit commitments	390	481
Total gross credit risk	814	921
Construction | Other overseas
Credit risk management
Loans	34	51
Undrawn credit commitments	122	111
Total gross credit risk	156	162
Finance and insurance | Australia
Credit risk management
Loans	22,877	16,026
Total all other on balance sheet	133,790	86,412
Undrawn credit commitments	11,403	9,664
Total gross credit risk	168,070	112,102
Finance and insurance | New Zealand
Credit risk management
Loans	3,727	3,344
Total all other on balance sheet	17,608	13,787
Undrawn credit commitments	1,643	1,984
Total gross credit risk	22,978	19,115
Finance and insurance | Other overseas
Credit risk management
Loans	2,508	1,402
Total all other on balance sheet	23,940	16,106
Undrawn credit commitments	3,703	2,192
Total gross credit risk	30,151	19,700
Government, administration and defence | Australia
Credit risk management
Loans	653	957
Total all other on balance sheet	63,965	72,343
Undrawn credit commitments	1,479	1,327
Total gross credit risk	66,097	74,627
Government, administration and defence | New Zealand
Credit risk management
Loans	138	145
Total all other on balance sheet	6,066	6,919
Undrawn credit commitments	665	767
Total gross credit risk	6,869	7,831
Government, administration and defence | Other overseas
Credit risk management
Loans	1	1
Total all other on balance sheet	3,465	3,316
Total gross credit risk	3,466	3,317
Manufacturing | Australia
Credit risk management
Loans	9,425	8,067
Total all other on balance sheet	1,539	570
Undrawn credit commitments	6,063	6,351
Total gross credit risk	17,027	14,988
Manufacturing | New Zealand
Credit risk management
Loans	1,783	1,608
Total all other on balance sheet	1,512	80
Undrawn credit commitments	1,243	1,525
Total gross credit risk	4,538	3,213
Manufacturing | Other overseas
Credit risk management
Loans	523	580
Total all other on balance sheet	1
Undrawn credit commitments	2,524	2,745
Total gross credit risk	3,048	3,325
Mining | Australia
Credit risk management
Loans	2,819	3,003
Total all other on balance sheet	446	158
Undrawn credit commitments	3,610	3,527
Total gross credit risk	6,875	6,688
Mining | New Zealand
Credit risk management
Loans	191	202
Total all other on balance sheet	9	3
Undrawn credit commitments	82	53
Total gross credit risk	282	258
Mining | Other overseas
Credit risk management
Loans	74	339
Undrawn credit commitments	693	805
Total gross credit risk	767	1,144
Property | Australia
Credit risk management
Loans	53,104	45,645
Total all other on balance sheet	588	435
Undrawn credit commitments	12,238	12,792
Total gross credit risk	65,930	58,872
Property | New Zealand
Credit risk management
Loans	6,530	6,840
Total all other on balance sheet	569	625
Undrawn credit commitments	1,244	1,239
Total gross credit risk	8,343	8,704
Property | Other overseas
Credit risk management
Loans	397	363
Total all other on balance sheet	1
Undrawn credit commitments	30	29
Total gross credit risk	428	392
Property services and business services | Australia
Credit risk management
Loans	12,959	11,248
Total all other on balance sheet	126	100
Undrawn credit commitments	6,653	6,544
Total gross credit risk	19,738	17,892
Property services and business services | New Zealand
Credit risk management
Loans	873	1,052
Total all other on balance sheet	216	40
Undrawn credit commitments	614	578
Total gross credit risk	1,703	1,670
Property services and business services | Other overseas
Credit risk management
Loans	728	946
Total all other on balance sheet	27	41
Undrawn credit commitments	536	497
Total gross credit risk	1,291	1,484
Services | Australia
Credit risk management
Loans	11,171	9,918
Total all other on balance sheet	88	437
Undrawn credit commitments	8,954	8,058
Total gross credit risk	20,213	18,413
Services | New Zealand
Credit risk management
Loans	1,356	1,683
Total all other on balance sheet	16	24
Undrawn credit commitments	1,195	1,105
Total gross credit risk	2,567	2,812
Services | Other overseas
Credit risk management
Loans	100	40
Total all other on balance sheet		1
Undrawn credit commitments	672	756
Total gross credit risk	772	797
Trade | Australia
Credit risk management
Loans	14,046	13,165
Total all other on balance sheet	522	1,171
Undrawn credit commitments	7,578	9,535
Total gross credit risk	22,146	23,871
Trade | New Zealand
Credit risk management
Loans	2,515	2,172
Total all other on balance sheet	47	32
Undrawn credit commitments	1,178	1,368
Total gross credit risk	3,740	3,572
Trade | Other overseas
Credit risk management
Loans	1,257	1,130
Total all other on balance sheet	2	1
Undrawn credit commitments	2,380	1,911
Total gross credit risk	3,639	3,042
Transport and storage | Australia
Credit risk management
Loans	8,738	7,681
Total all other on balance sheet	819	777
Undrawn credit commitments	5,610	5,734
Total gross credit risk	15,167	14,192
Transport and storage | New Zealand
Credit risk management
Loans	981	1,129
Total all other on balance sheet	77	129
Undrawn credit commitments	609	919
Total gross credit risk	1,667	2,177
Transport and storage | Other overseas
Credit risk management
Loans	468	504
Total all other on balance sheet	1	11
Undrawn credit commitments	209	237
Total gross credit risk	678	752
Utilities | Australia
Credit risk management
Loans	6,381	5,445
Total all other on balance sheet	798	937
Undrawn credit commitments	4,320	5,206
Total gross credit risk	11,499	11,588
Utilities | New Zealand
Credit risk management
Loans	1,243	1,341
Total all other on balance sheet	495	435
Undrawn credit commitments	1,205	1,599
Total gross credit risk	2,943	3,375
Utilities | Other overseas
Credit risk management
Loans	232	413
Undrawn credit commitments	33	74
Total gross credit risk	265	487
Retail lending | Australia
Credit risk management
Loans	477,314	467,218
Total all other on balance sheet	659	481
Undrawn credit commitments	87,417	86,570
Total gross credit risk	565,390	554,269
Retail lending | New Zealand
Credit risk management
Loans	57,344	59,341
Total all other on balance sheet	62	53
Undrawn credit commitments	12,733	13,249
Total gross credit risk	70,139	72,643
Retail lending | Other overseas
Credit risk management
Loans	393	407
Total all other on balance sheet	3	2
Undrawn credit commitments	33	29
Total gross credit risk	429	438
Other | Australia
Credit risk management
Loans	5,480	6,048
Total all other on balance sheet	952	821
Undrawn credit commitments	1,970	2,160
Total gross credit risk	8,402	9,029
Other | New Zealand
Credit risk management
Loans	156	192
Total all other on balance sheet	70	45
Undrawn credit commitments	148	179
Total gross credit risk	374	416
Other | Other overseas
Credit risk management
Loans	47	30
Total all other on balance sheet	146	129
Undrawn credit commitments	43	28
Total gross credit risk	236	187
Parent Entity
Credit risk management
Loans	655,413	622,315
Total all other on balance sheet	293,517	235,439
Undrawn credit commitments	176,632	174,481
Total gross credit risk	1,125,562	1,032,235
Parent Entity | Australia
Credit risk management
Loans	648,680	616,243
Total all other on balance sheet	252,177	204,995
Undrawn credit commitments	165,459	164,832
Total gross credit risk	1,066,316	986,070
Parent Entity | New Zealand
Credit risk management
Loans	489	384
Total all other on balance sheet	14,919	10,654
Undrawn credit commitments	495	524
Total gross credit risk	15,903	11,562
Parent Entity | Other overseas
Credit risk management
Loans	6,244	5,688
Total all other on balance sheet	26,421	19,790
Undrawn credit commitments	10,678	9,125
Total gross credit risk	43,343	34,603
Parent Entity | Accommodation, cafes and restaurants | Australia
Credit risk management
Loans	7,950	7,613
Total all other on balance sheet	12	13
Undrawn credit commitments	1,682	1,294
Total gross credit risk	9,644	8,920
Parent Entity | Accommodation, cafes and restaurants | Other overseas
Credit risk management
Loans	70	74
Undrawn credit commitments	10	9
Total gross credit risk	80	83
Parent Entity | Agriculture, forestry and fishing | Australia
Credit risk management
Loans	11,245	10,446
Total all other on balance sheet	62	32
Undrawn credit commitments	2,661	2,367
Total gross credit risk	13,968	12,845
Parent Entity | Agriculture, forestry and fishing | New Zealand
Credit risk management
Loans	7	6
Total all other on balance sheet	3	16
Undrawn credit commitments	3	4
Total gross credit risk	13	26
Parent Entity | Agriculture, forestry and fishing | Other overseas
Credit risk management
Loans	1	2
Undrawn credit commitments	1	1
Total gross credit risk	2	3
Parent Entity | Construction | Australia
Credit risk management
Loans	6,181	5,757
Total all other on balance sheet	82	16
Undrawn credit commitments	3,830	3,718
Total gross credit risk	10,093	9,491
Parent Entity | Construction | New Zealand
Credit risk management
Loans	3	2
Total all other on balance sheet		1
Undrawn credit commitments	34	34
Total gross credit risk	37	37
Parent Entity | Construction | Other overseas
Credit risk management
Loans	27	45
Undrawn credit commitments	115	110
Total gross credit risk	142	155
Parent Entity | Finance and insurance | Australia
Credit risk management
Loans	22,830	15,969
Total all other on balance sheet	181,688	126,936
Undrawn credit commitments	11,403	9,664
Total gross credit risk	215,921	152,569
Parent Entity | Finance and insurance | New Zealand
Credit risk management
Total all other on balance sheet	11,765	8,413
Undrawn credit commitments	100	105
Total gross credit risk	11,865	8,518
Parent Entity | Finance and insurance | Other overseas
Credit risk management
Loans	2,501	1,399
Total all other on balance sheet	23,888	17,145
Undrawn credit commitments	3,688	2,171
Total gross credit risk	30,077	20,715
Parent Entity | Government, administration and defence | Australia
Credit risk management
Loans	651	954
Total all other on balance sheet	63,965	72,343
Undrawn credit commitments	1,479	1,327
Total gross credit risk	66,095	74,624
Parent Entity | Government, administration and defence | New Zealand
Credit risk management
Total all other on balance sheet	1,165	1,605
Undrawn credit commitments	2	7
Total gross credit risk	1,167	1,612
Parent Entity | Government, administration and defence | Other overseas
Credit risk management
Loans		1
Total all other on balance sheet	2,357	2,464
Total gross credit risk	2,357	2,465
Parent Entity | Manufacturing | Australia
Credit risk management
Loans	9,284	7,913
Total all other on balance sheet	1,538	570
Undrawn credit commitments	6,063	6,351
Total gross credit risk	16,885	14,834
Parent Entity | Manufacturing | New Zealand
Credit risk management
Loans	45	67
Total all other on balance sheet	1,285	80
Undrawn credit commitments	59	64
Total gross credit risk	1,389	211
Parent Entity | Manufacturing | Other overseas
Credit risk management
Loans	519	576
Total all other on balance sheet	1
Undrawn credit commitments	2,470	2,687
Total gross credit risk	2,990	3,263
Parent Entity | Mining | Australia
Credit risk management
Loans	2,796	2,979
Total all other on balance sheet	446	157
Undrawn credit commitments	3,610	3,527
Total gross credit risk	6,852	6,663
Parent Entity | Mining | New Zealand
Credit risk management
Total all other on balance sheet	8	3
Total gross credit risk	8	3
Parent Entity | Mining | Other overseas
Credit risk management
Loans	43	319
Undrawn credit commitments	690	802
Total gross credit risk	733	1,121
Parent Entity | Property | Australia
Credit risk management
Loans	53,052	45,598
Total all other on balance sheet	588	435
Undrawn credit commitments	12,238	12,792
Total gross credit risk	65,878	58,825
Parent Entity | Property | New Zealand
Credit risk management
Total all other on balance sheet	120	112
Undrawn credit commitments	1
Total gross credit risk	121	112
Parent Entity | Property | Other overseas
Credit risk management
Loans	191	180
Undrawn credit commitments	11	11
Total gross credit risk	202	191
Parent Entity | Property services and business services | Australia
Credit risk management
Loans	12,631	10,815
Total all other on balance sheet	125	100
Undrawn credit commitments	6,653	6,544
Total gross credit risk	19,409	17,459
Parent Entity | Property services and business services | New Zealand
Credit risk management
Loans	11	10
Total all other on balance sheet	214	39
Undrawn credit commitments	15	16
Total gross credit risk	240	65
Parent Entity | Property services and business services | Other overseas
Credit risk management
Loans	705	886
Total all other on balance sheet	27	41
Undrawn credit commitments	532	495
Total gross credit risk	1,264	1,422
Parent Entity | Services | Australia
Credit risk management
Loans	10,974	9,677
Total all other on balance sheet	88	437
Undrawn credit commitments	8,954	8,058
Total gross credit risk	20,016	18,172
Parent Entity | Services | New Zealand
Credit risk management
Total all other on balance sheet	12	22
Undrawn credit commitments	4	1
Total gross credit risk	16	23
Parent Entity | Services | Other overseas
Credit risk management
Loans	82	19
Undrawn credit commitments	671	754
Total gross credit risk	753	773
Parent Entity | Trade | Australia
Credit risk management
Loans	13,897	12,997
Total all other on balance sheet	522	1,171
Undrawn credit commitments	7,578	9,535
Total gross credit risk	21,997	23,703
Parent Entity | Trade | New Zealand
Credit risk management
Loans	422	298
Total all other on balance sheet	44	30
Undrawn credit commitments	193	159
Total gross credit risk	659	487
Parent Entity | Trade | Other overseas
Credit risk management
Loans	1,142	1,016
Total all other on balance sheet	2	1
Undrawn credit commitments	2,228	1,761
Total gross credit risk	3,372	2,778
Parent Entity | Transport and storage | Australia
Credit risk management
Loans	8,508	7,394
Total all other on balance sheet	819	775
Undrawn credit commitments	5,610	5,734
Total gross credit risk	14,937	13,903
Parent Entity | Transport and storage | New Zealand
Credit risk management
Loans	1	1
Total all other on balance sheet	10	26
Undrawn credit commitments	21	53
Total gross credit risk	32	80
Parent Entity | Transport and storage | Other overseas
Credit risk management
Loans	406	436
Total all other on balance sheet	1	11
Undrawn credit commitments	201	230
Total gross credit risk	608	677
Parent Entity | Utilities | Australia
Credit risk management
Loans	6,359	5,422
Total all other on balance sheet	797	937
Undrawn credit commitments	4,320	5,206
Total gross credit risk	11,476	11,565
Parent Entity | Utilities | New Zealand
Credit risk management
Total all other on balance sheet	292	305
Undrawn credit commitments	62	80
Total gross credit risk	354	385
Parent Entity | Utilities | Other overseas
Credit risk management
Loans	210	390
Undrawn credit commitments	14	53
Total gross credit risk	224	443
Parent Entity | Retail lending | Australia
Credit risk management
Loans	477,288	467,153
Total all other on balance sheet	656	478
Undrawn credit commitments	87,414	86,558
Total gross credit risk	565,358	554,189
Parent Entity | Retail lending | New Zealand
Credit risk management
Total all other on balance sheet	1	1
Total gross credit risk	1	1
Parent Entity | Retail lending | Other overseas
Credit risk management
Loans	312	324
Undrawn credit commitments	30	28
Total gross credit risk	342	352
Parent Entity | Other | Australia
Credit risk management
Loans	5,034	5,556
Total all other on balance sheet	789	595
Undrawn credit commitments	1,964	2,157
Total gross credit risk	7,787	8,308
Parent Entity | Other | New Zealand
Credit risk management
Total all other on balance sheet		1
Undrawn credit commitments	1	1
Total gross credit risk	1	2
Parent Entity | Other | Other overseas
Credit risk management
Loans	35	21
Total all other on balance sheet	145	128
Undrawn credit commitments	17	13
Total gross credit risk	$ 197	$ 162